Share-based payments - Valuation of Options (Details) - Performance Based RSUs - New CEO	3 Months Ended
Mar. 31, 2022 item $ / shares
Tranche one
Key assumptions used to derive other equity instruments value
Share price at grant date (USD)	$ 4.42
Fair value	$ 2.10
Vesting hurdle | item	12
Expected volatility (%)	80.00%
Riskfree rate (%)	1.10%
Time to vesting hurdle year	1 year 10 months 28 days
Dividend yield (%)
Tranche two
Key assumptions used to derive other equity instruments value
Share price at grant date (USD)	$ 4.42
Fair value	$ 1.60
Vesting hurdle | item	15
Expected volatility (%)	80.00%
Riskfree rate (%)	1.10%
Time to vesting hurdle year	1 year 10 months 28 days
Dividend yield (%)